EQUITY (Schedule of Stock Option Activity by Exercise Price) (Details) (USD $)	12 Months Ended
Dec. 31, 2013
$1.41 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number of options, Outstanding	62,515
Weighted average remaining contractual life, Outstanding	5 years 18 days
Weighted average exercise price, Outstanding	$ 1.41
Number of options, Exercisable	62,515
Weighted average remaining contractual life, Exercisable	5 years 18 days
Weighted average exercise price, Exercisable	$ 1.41
$4.81 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number of options, Outstanding	41,897
Weighted average remaining contractual life, Outstanding	5 years 7 months 13 days
Weighted average exercise price, Outstanding	$ 4.81
Number of options, Exercisable	41,897
Weighted average remaining contractual life, Exercisable	5 years 7 months 13 days
Weighted average exercise price, Exercisable	$ 4.81
$7.25-11.31 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise price, lower limit	$ 7.25
Range of exercise price, upper limit	$ 11.31
Number of options, Outstanding	2,669,969
Weighted average remaining contractual life, Outstanding	5 years 2 months 23 days
Weighted average exercise price, Outstanding	$ 9.65
Number of options, Exercisable	1,096,759
Weighted average remaining contractual life, Exercisable	4 years 6 months 7 days
Weighted average exercise price, Exercisable	$ 9.76
$12.09-14.74 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise price, lower limit	$ 12.09
Range of exercise price, upper limit	$ 14.74
Number of options, Outstanding	458,952
Weighted average remaining contractual life, Outstanding	3 years 4 months 20 days
Weighted average exercise price, Outstanding	$ 13.25
Number of options, Exercisable	384,592
Weighted average remaining contractual life, Exercisable	3 years 1 month 17 days
Weighted average exercise price, Exercisable	$ 13.43
$16.05-52.67 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise price, lower limit	$ 16.05
Range of exercise price, upper limit	$ 52.67
Number of options, Outstanding	232,961
Weighted average remaining contractual life, Outstanding	2 years 4 months 10 days
Weighted average exercise price, Outstanding	$ 40.07
Number of options, Exercisable	232,961
Weighted average remaining contractual life, Exercisable	2 years 4 months 10 days
Weighted average exercise price, Exercisable	$ 40.07
$1.41-52.67 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise price, lower limit	$ 1.41
Range of exercise price, upper limit	$ 52.67
Number of options, Outstanding	3,466,294
Weighted average remaining contractual life, Outstanding	4 years 9 months 18 days
Weighted average exercise price, Outstanding	$ 11.97
Number of options, Exercisable	1,818,724
Weighted average remaining contractual life, Exercisable	3 years 11 months 26 days
Weighted average exercise price, Exercisable	$ 14.71